CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Share capital		Share premium	Reserve from remeasurement of defined benefit plans	Foreign currency translation reserve	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2022		$ 0	[1]	$ 140,229	$ 137		$ (118,706)	$ 1,660
Loss							(65,473)	(65,473)
other comprehensive income (loss)					(110)			(110)
Total comprehensive income (loss)					(110)		(65,473)	(65,583)
Issuance of Ordinary shares				491				491
Issuance of Ordinary shares, net in connection with the closing of the BCA (see Note 1d)				63,145				63,145
Exercise of options		0	[1]	186				186
Share-based compensation				5,426				5,426
Share listing expense				46,717				46,717
Balance at the end at Dec. 31, 2023		0	[1]	256,194	27		(184,179)	72,042
Loss							(22,491)	(22,491)
Total other comprehensive income (loss)					69	$ (307)		(238)
Total comprehensive income (loss)					69	(307)	(22,491)	(22,729)
Issuance of Ordinary shares		0	[1]	1,236				1,236
Exercise of options	[1]	0
Exercise of options and vesting of restricted shares		0	[1]	714				714
Share-based compensation				3,625				3,625
Balance at the end at Dec. 31, 2024		0	[1]	261,769	96	(307)	(206,670)	54,888
Loss							(17,516)	(17,516)
Total other comprehensive income (loss)					140	595		735
Total comprehensive income (loss)					140	595	(17,516)	(16,781)
Exercise of options and vesting of restricted shares		0	[1]	682				682
Share-based compensation				4,132				4,132
Balance at the end at Dec. 31, 2025		$ 1	[1]	$ 266,583	$ 236	$ 288	$ (224,186)	$ 42,922

[1]	Represents an amount lower than $1.